Equity Method Investments - Financial Information of Joint Ventures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 2,108,160	$ 1,989,230
Net investments in direct financing leases - non-current	666,658	682,495
Other assets - non-current	20,811	27,536
Other liabilities - non-current	71,152	74,734
Voyage revenues	397,991	402,928	$ 399,276
Income from vessel operations	181,372	183,823	176,356
Net income	217,510	218,927	213,315
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	281,943	287,207
Other assets - current	77,861	137,055
Vessels and equipment	2,343,397	2,243,381
Net investments in direct financing leases - non-current	1,813,991	1,850,279
Other assets - non-current	22,120	14,515
Current portion of long-term debt and obligations under capital lease	166,522	435,272
Other liabilities - current	97,405	125,787
Long-term debt and obligations under capital lease	2,583,721	2,321,562
Other liabilities - non-current	381,213	390,467
Voyage revenues	596,093	640,105	625,414
Income from vessel operations	302,731	398,836	335,062
Realized and unrealized (loss) gain on derivative instruments	(25,108)	(52,938)	16,334
Net income	$ 203,280	$ 267,990	$ 277,096